Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 655,000
Previously Paid Amount	0.00
Total Fee Amount	90.46
Total Offset Amount	0.00
Net Fee	90.46
Narrative - Max Aggregate Offering Price	$ 655,000
Final Prospectus	true